Finance Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finance Expense [Abstract]
Interest expense - preference share dividend			$ (1.3)
Interest expense	(90.7)	(68.6)	(60.3)
Total finance expense	(90.7)	(68.6)	(61.6)
Capitalized interest	18.3	13.0	9.3
Finance expense	$ (72.4)	$ (55.6)	$ (52.3)